RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Issuance of warrants adjustments to additional paid in capital	$ 463,000
Accumulated deficit	(159,990,407)	$ (244,987,090)	$ (202,761,017)	$ (194,879,895)	$ (177,359,517)	$ (167,180,877)	$ (147,583,951)	$ (140,072,629)	$ (134,437,586)
Additional paid-in capital	168,143,557	$ 246,536,080	182,924,210	166,879,534	168,971,520	168,551,763	158,352,376	157,984,617	157,564,664
Restatement adjustments
Accumulated deficit	19,508,636		14,721,522	15,153,987	18,942,015	20,899,433	24,700,000	24,400,000	22,600,000	$ 25,300,000
Additional paid-in capital	$ (25,480,888)		$ (27,142,420)	$ (28,419,388)	$ (25,480,888)	$ (25,480,888)	$ (25,300,000)	$ (25,300,000)	$ (25,300,000)	$ (25,300,000)